UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                          PNC ABSOLUTE RETURN FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.



PNC ABSOLUTE RETURN FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2008

PNC ABSOLUTE RETURN FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     2
Statement of Operations .................................................     3
Statements of Changes in Members' Capital ...............................     4
Statement of Cash Flows .................................................     5
Financial Highlights ....................................................     6
Notes to Financial Statements ...........................................     7
Board Approval of Investment Management and Advisory Agreements .........    13
Other Information .......................................................    16

PNC ABSOLUTE RETURN FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS
Investment in PNC Absolute Return Master Fund LLC ("Master Fund")      $44,480,839
Investment in registered investment company, at value (cost $1,143)*         1,143
Receivable from Master Fund for tender offer                             2,500,000
Restricted cash                                                            250,000
Receivable from Manager                                                     28,386
Prepaid directors' fees                                                      3,562
Prepaid expenses                                                            15,198
                                                                       -----------
   Total assets                                                         47,279,128
                                                                       -----------
LIABILITIES
Note payable for tender offer                                            2,750,000
Due to Master Fund                                                         155,343
Administration fee payable                                                  33,750
Other accrued expenses                                                      80,389
                                                                       -----------
   Total liabilities                                                     3,019,482
                                                                       -----------
   Net assets                                                          $44,259,646
                                                                       ===========

MEMBERS' CAPITAL
Capital                                                                $32,662,850
Accumulated net investment loss                                         (6,756,277)
Accumulated net realized gain on investments                            11,449,458
Net unrealized appreciation on investments                               6,903,615
                                                                       -----------
   Members' capital                                                    $44,259,646
                                                                       ===========

*    See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                     $    12,593
   Expenses                                                               (515,754)
                                                                       -----------
      Net investment loss allocated from Master Fund                      (503,161)
                                                                       -----------
DIVIDEND INCOME                                                                 91
                                                                       -----------

OPERATING EXPENSES
Administration fees                                                         72,798
Chief Compliance Officer fees                                                3,932
Directors' fees                                                              3,620
Audit and tax fees                                                          27,276
Printing fees                                                               18,531
Legal fees                                                                  10,280
Registration fees                                                              964
Other expenses                                                              24,514
                                                                       -----------
      Total operating expenses                                             161,915
Less:
      Expense waiver/reimbursement from Manager                           (140,829)
                                                                       -----------
      Net operating expenses                                                21,086
                                                                       -----------
      Net investment loss                                                 (524,156)
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
   FROM MASTER FUND
Net realized gain on investments                                         1,476,737
Net change in unrealized appreciation on investments                    (4,727,992)
                                                                       -----------
      Net realized and unrealized loss on investments allocated
         from Master Fund                                               (3,251,255)
                                                                       -----------
Net decrease in members' capital from operating activities             $(3,775,411)
                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008
FROM OPERATING ACTIVITIES
Net investment loss                                                    $(1,125,791)
Net realized gain on investments                                         4,823,318
Net change in unrealized appreciation on investments                    (1,804,661)
                                                                       -----------
   Net increase in members' capital from operating activities            1,892,866
                                                                       -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                           625,000
Cost of Interests repurchased                                           (5,155,903)
                                                                       -----------
   Net decrease in members' capital from capital transactions           (4,530,903)
                                                                       -----------
MEMBERS' CAPITAL
Balance at beginning of year                                            53,123,094
                                                                       -----------
Balance at end of year                                                 $50,485,057
                                                                       ===========

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (unaudited)

FROM OPERATING ACTIVITIES
Net investment loss                                                    $  (524,156)
Net realized gain on investments                                         1,476,737
Net change in unrealized appreciation on investments                    (4,727,992)
                                                                       -----------
   Net decrease in members' capital from operating activities           (3,775,411)
                                                                       -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                            50,000
Cost of Interests repurchased                                           (2,500,000)
                                                                       -----------
   Net decrease in members' capital from capital transactions           (2,450,000)
                                                                       -----------
MEMBERS' CAPITAL
Balance at beginning of period                                          50,485,057
                                                                       -----------
Balance at end of period                                               $44,259,646
                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities             $(3,775,411)
Adjustments to reconcile net decrease in members' capital from operating activities to net cash provided by operating activities
   Purchases of investments in Master Fund                                (188,513)
   Proceeds from sale of investments in Master Fund                      2,500,000
   Net investment loss and realized/unrealized loss allocated from
      Master Fund                                                        3,754,416
   Net purchase of short-term investments                                      (85)
   Decrease in receivable from Manager                                      62,983
   Increase in prepaid directors' fees                                      (3,087)
   Decrease in prepaid expenses                                              5,410
   Decrease in restricted cash                                             425,081
   Decrease in incentive fee payable                                       (25,046)
   Increase in administration fee payable                                    7,500
   Decrease in Chief Compliance Officer fees payable                          (652)
   Increase in due to Master Fund                                           69,213
   Increase in other accrued expenses                                       46,493
                                                                       -----------
      Net cash provided by operating activities                          2,878,302
                                                                       -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Cost of Interests repurchased                                           (2,503,221)
Decrease in note payable for tender offer                                 (375,081)
                                                                       -----------
      Net cash used in financing activities                             (2,878,302)
                                                                       -----------
      Net change in cash and cash equivalents                                   --

CASH AND CASH EQUIVALENTS
Beginning of period                                                             --
                                                                       -----------
End of period                                                          $        --
                                                                       ===========

NON-CASH FINANCING ACTIVITIES
      Receivable from Master Fund for tender offer                     $ 2,500,000

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN FUND LLC
FINANCIAL HIGHLIGHTS

                                                 SIX-MONTH
                                                PERIOD ENDED      YEAR        YEAR        YEAR       YEAR         YEAR
                                               SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
                                                    2008       MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                (UNAUDITED)       2008       2007+        2006        2005        2004
                                               -------------   ---------   ---------   ---------   ---------   ---------
TOTAL RETURN
Total return before incentive fee (1)             (7.48)%         3.29%       6.25%        7.59%      5.70%       9.97%
Incentive fee                                     (0.00)%        (3.00)%     (0.39)%      (0.45)%    (0.43)%     (0.84)%
                                                -------        -------     -------      -------    -------     -------
      Total return after incentive fee (1)        (7.48)%         0.29%       5.86%        7.14%      5.27%       9.13%
                                                =======        =======     =======      =======    =======     =======
Net assets, end of period (000's)               $44,260        $50,485     $53,123      $54,777    $55,262     $49,452

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio,
   Before waivers and reimbursements              (2.58)%(4)     (2.53)%     (2.70)%      (3.13)%    (3.12)%     (3.62)%
   Net of waivers and reimbursements              (2.04)%(4)     (2.00)%     (2.17)%      (2.37)%    (2.37)%     (2.85)%
Expense ratio before incentive fee,
   Before waivers and reimbursements (2)           2.63%(4)       2.55%       2.40%        2.77%      2.76%       2.85%
   Net of waivers and reimbursements (2)           2.09%(4)       2.02%       1.87%        2.02%      2.01%       2.08%

Expense ratio before incentive fee, net of
   waivers and reimbursements                      2.09%(4)       2.02%       1.87%        2.02%      2.01%       2.08%
Incentive fee                                      0.00%(5)       0.05%       0.39%        0.43%      0.42%       0.80%
                                                -------        -------     -------      -------    -------     -------
   Expense ratio after incentive fee, net of
      waivers and reimbursements                   2.09%          2.07%       2.26%        2.45%      2.43%       2.88%
                                                -------        -------     -------      -------    -------     -------
Portfolio turnover (3)                             7.64%(5)      14.22%      35.12%(5)    19.13%      7.16%       4.60%

+ On July 1, 2006, the Fund converted into a Feeder Fund of the PNC Absolute Return Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone Fund.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The Manager has contractually agreed to waiver certain Fund expenses. See Note 2 in Notes to Financial Statements.

(3) The portfolio turnover shown represents the Master Funds portfolio turnover for July 1, 2006 to March 31, 2007, the year ended March 31, 2008 and period ended September 30, 2008. Portfolio turnover for the Fund from April 1, 2006 to June 30, 2006 was 4.21%. Portfolio turnover is calculated for the period indicated.

(4)  Annualized

(5)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     PNC Absolute Return Fund LLC (formerly Mercantile Absolute Return Fund
     LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board of Directors (the "Board") approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $55,921,867, including its interests in the underlying investment funds, to PNC Absolute Return Master Fund LLC (formerly Mercantile Absolute Return Master Fund LLC), the "Master Fund", a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

     The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owned 91.4% of the Master Fund as of September 30, 2008.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the

PNC ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Fund's members approved the new investment management agreements.

     At September 30, 2008, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $20,693,440.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius Fund of Funds, LLC (formerly, Ramius Group HVB Partners, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

     A.   PORTFOLIO VALUATION
          The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

          The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

          In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Absolute Return Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
          Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

PNC ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments in Master Fund are measured at September 30, 2008:

                             Level 1   Level 2     Level 3        Total
                             -------   -------   -----------   -----------
Investments in Master Fund     $--       $--     $44,480,839   $44,480,839
                               ---       ---     -----------   -----------

The following is a reconciliation of the investments in Master Fund in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in                           Net
  Beginning                     unrealized                       investment         Ending
Balance as of     Realized     appreciation/   Net purchase/   loss allocated   Balance as of
   3/31/08      gain/(loss)   (depreciation)       sales         from Master       9/30/08
-------------   -----------   --------------   -------------   --------------   -------------
 $50,546,742     $1,476,737    $(4,727,992)     $(2,311,487)     $(503,161)      $44,480,839
 -----------     ----------    -----------      -----------      ---------       -----------

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS
          Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.   INVESTMENT IN REGISTERED INVESTMENT COMPANY
          The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2008 this investment consisted of 1,143 shares which amounted to less than 0.00% of net assets.

     D.   SEGREGATED ACCOUNT
          A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

PNC ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     E.   FUND EXPENSES
          The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; administrative fees; auditing fees; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. The Master Fund pays the expense allocated to, and incurred by, the Fund and is reimbursed by the Fund through the redemption of Interests in the Fund.

          The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

     F.   EXPENSE LIMITATION
          Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.02% of the Fund's average net assets. The Expense Limitation Agreement will remain in effect through June 30, 2009 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

     G.   INCOME TAXES
          The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

          Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     H.   DISTRIBUTION POLICY
          The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

PNC ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     I.   CAPITAL ACCOUNTS
          Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

     J.   RESTRICTED CASH
          The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

     K.   USE OF ESTIMATES
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   INCENTIVE FEES
          The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's "Loss Carryforward Amount" and the Benchmark Return. The Loss Carryforward Amount for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The "Benchmark Return" is a non-cumulative return, determined from the first date of the fiscal year, except if a member's initial capital contribution is made after the beginning of the fiscal year, the Benchmark Return is instead determined from such initial contribution date. The Benchmark Return as of any accounting date equals the average of the rates for the generic three-month LIBOR as of the last day of each of the four immediately preceding calendar quarters, as published by Bloomberg, L.P. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

     B.   ADMINISTRATION AND OTHER FEES
          The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

PNC ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     C.   BOARD FEES
          The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the six-month period ended September 30, 2008 were $32,944, which includes $29,324 allocated from Master.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, aggregate purchases of the Master Fund amounted to $188,513 and aggregate sales of the Master Fund amounted to $2,500,000.

8.   TENDER OFFERS

     On February 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2008. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Fund from limited members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after June 30, 2008. Members received an initial payment of $2,250,000 on July 31, 2008 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year end audit.

     On August 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of 2,500,000 were received and accepted by the Fund from limited members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after December 31, 2008.

PNC ABSOLUTE RETURN FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

At a meeting held on May 12, 2008, the Directors of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve the renewal of the Investment Management Agreements separately between the Master Fund and the Manager and the Fund and the Manager.

The assets of the Master Fund are actively managed and, the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance-based incentive fee pursuant to a prior investment management agreement between the Manager and the Fund.

In reaching its decision to approve the renewal of the Investment Management Agreements, the Directors of the Master Fund and the Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the Investment Management Agreements in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager, the Master Fund and the Fund; legal counsel to the Master Fund and the Fund; and independent legal counsel to the Directors. The Directors are received a memorandum from independent legal counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreements. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and the Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreements. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement for the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Ramius Fund of Funds Group, formerly known as Ramius HVB Partners, LLC (the "Adviser"), to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the annual returns of the HFRX Absolute Return Index for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Fund at other regular Board meetings.

PNC ABSOLUTE RETURN FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

The Directors also assessed the asset-based management fee and performance-based incentive fee, together with the total expense ratios of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with a similar investment strategy and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure provides for a performance-based incentive fee that increases the Manager's fee level when performance exceeds certain standards. The fee structure provides for a performance-based incentive fee equal to 10% of each Fund member's net profits for such incentive period in excess of a member's loss carryforward amount, which commences at zero and is increased or reduced each incentive period by the net losses or net profits, respectively, allocated to such member's capital account for such incentive period; provided however, that for any given incentive period, no incentive fee will be charged to a member unless the net profits applicable to such member exceed a designated benchmark return for the incentive period. The Directors also considered that the Manager has entered into an expense limitation agreement with respect to the Fund, whereby it agreed to waive and/or reimburse the Fund's expenses to the ensure that the Fund's annualized ordinary operating expenses do not exceed 2.02%, and that the Manager agreed to continue the expense limitation agreement until June 30, 2009. The Directors considered the Manager's profitability in providing services to the Master Fund and the Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2007. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors also considered the costs and benefits related to the services provided by the Manager and its affiliates from their relationship with the Funds. The Directors recognized that it is difficult to make comparisons of profitability to other investment advisory and administrative agreements because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors also assessed areas in which the Funds benefit from economies of scale. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship was excessive and that the asset-based management fee and performance-based incentive fee were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Investment Management Agreements were reasonable and fair and that the approval of the renewal of the Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

At the same meeting held on May 12, 2008, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the renewal of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel

PNC ABSOLUTE RETURN FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ABSOLUTE RETURN FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

PNC ABSOLUTE RETURN MASTER FUND LLC
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2008 (UNAUDITED)

PNC ABSOLUTE RETURN MASTER FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                     PAGE
                                                                     ----
Fund Commentary ..................................................     2
FINANCIAL STATEMENTS
Schedule of Investments ..........................................     5
Statement of Assets and Liabilities ..............................     7
Statement of Operations ..........................................     8
Statements of Changes in Members' Capital ........................     9
Statement of Cash Flows ..........................................    10
Financial Highlights .............................................    11
Notes to Financial Statements ....................................    12
Liquidity of Investment Funds ....................................    19
Board Approval of Investment Management and Advisory Agreements ..    20
Other Information ................................................    23

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

Dear Members:

PNC Absolute Return Master Fund(1) (the "Fund") declined 7.42%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2008 (the "Reporting Period"). The Fund produced positive returns in two of the six months ended September 30, 2008.

Especially in times such as this, it is important to maintain a long-term perspective. Since its inception on December 27, 2002, the Fund has gained 4.39%, net of all fees, expenses and incentive allocations, on an annualized basis through September 30, 2008.

MARKET AND ECONOMIC REVIEW

Several strong headwinds pressured the financial markets--and hedge funds--during the Reporting Period. The first half of the Reporting Period was characterized by decelerating global economic growth, tightening credit, swelling energy prices, and rising global inflation. While equity and credit markets witnessed a classic bear market rally in April and May 2008, this was followed by a severe sell-off in June that left most major equity indices near their lowest levels of the year. In particular, movements in headline crude oil prices consumed investors' attention across asset classes, with $140 per barrel oil stoking simultaneous fears of recession and inflation. In the U.S., a deteriorating employment picture coupled with a tumbling housing market continued to destroy consumer confidence as the Federal Reserve Board (the Fed) cut interest rates to 2.00%.

During the second half of the Reporting Period, these same pressures continued to weigh on the markets. Furthermore, fears of systemic risk heightened and a crisis of confidence was set off in September with the bankruptcy of Lehman Brothers and the $85 billion government bailout of insurer AIG. Indeed, during September alone, the Dow Jones Industrial Average(2) increased and decreased a cumulative total of 5,222 points; the CBOE Volatility Index(R) (VIX(R))(3) rose 90.8%; and the yield on the three-month Treasury bill briefly moved into negative territory for the first time in U.S. history. The inter-bank lending and money markets effectively froze completely, as confidence totally collapsed. In an effort to ameliorate this crisis, to backstop market liquidity and to shore up market confidence, monetary authorities, national governments, and regulatory bodies around the world undertook aggressive policy initiatives. Nonetheless, these vigorous steps were ineffectual, as of the end of the Reporting Period, in stemming sharp declines throughout the marketplace.

FUND REVIEW

FIXED INCOME ARBITRAGE. The Fund's fixed income arbitrage strategy demonstrated the benefits of allocating to a strategy that is uncorrelated to the broader markets, as it outperformed nearly all other hedge fund strategies during the Reporting Period. Many fixed income relative value relationships began to correct after major dislocations during the first calendar quarter of 2008. Fixed income arbitrage managers then benefited from this normalizing, particularly in relative value swap spreads and yield curves. Returns during the Reporting Period were also generated in directional developed fixed income strategies from the long side, as government bonds generally rallied. Long-term interest rates on sovereign debt generally trended lower toward the end of the third calendar quarter, benefiting many managers who were well positioned to take advantage of this move. In September, global sovereign fixed income instruments generally rallied, as investors sought the safety of government bonds under the hostile conditions of the market. Indeed, three-month Treasury bills yielded 0% at certain times, as the flight to quality pushed down yields to unprecedented levels. Looking ahead, the exaggerated volatility we witnessed during the Reporting Period may well continue, proving to be a challenge for certain relative value fixed income managers in the months to come.

HEDGED EQUITY. As mentioned above, the Reporting Period was characterized by a combination of systemic risk, unprecedented government intervention, and deteriorating macroeconomic conditions,

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

which together contributed to declining equity markets. That said, the hedged equity portion of the Fund finished the second calendar quarter on a positive note, as solid performance in April and May served to counter June's decline. However, the hedged equity strategy ended the third quarter in negative territory, as a series of never before seen economic, financial and regulatory events made navigating equity markets virtually impossible. Despite overall de-risking by the Fund's underlying bench of managers in September, as they substantially reduced both gross and net exposure, the combination of extreme levels of volatility coupled with a global ban on shorting financial stocks and new disclosure rules served to impair performance. Losses on long positions significantly outweighed gains from the short side. Trading strategies fared slightly better than fundamental strategies but for the most part generated negative returns in September. Looking ahead, there is room for optimism, as global policy responses, including coordinated interest rate cuts and the Troubled Asset Relief Program (TARP), are expected to avert a deep recession, even though economic activity is slowing across the world. Further, although liquidity rather than fundamentals will likely be the driver of equities for the near term, a number of fundamental positives for the equity markets do exist. These fundamentals include abating inflation concerns to support price/earning re-ratings, lower oil prices relieving some pressure on consumers, conservatorship of the government-sponsored enterprises to stabilize mortgage and housing markets, negative real rates, large cash holdings and reasonable valuations.

CREDIT-BASED. Credit-based managers were required to navigate through unprecedented volatility during the Reporting Period. In April and May, the credit markets rallied significantly in the aftermath of JPMorgan Chase's rescue of Bear Stearns, as there was an overall feeling that the federal government would do everything in its power to prop up the fragile banking system. Additionally, capital infusions into the finance sector from foreign investors, the re-emergence of strategic mergers and acquisitions, and a reduction in the backlog of hung bridge loans buoyed the markets. However, this strength was fleeting, as a more meaningful recovery in risk appetites and spreads were absent as the second calendar quarter came to a close. Market participants began to grapple with the many significant headwinds it faced, including forced selling from ratings-constrained investors in structured credit markets, rising delinquencies on consumer debt, rising default rates, higher loss severities following defaults, challenging financing conditions, a weakened consumer, and deterioration on the housing front. These headwinds, coupled with uncertainty over the ultimate fate of the government-sponsored enterprises and the viability of several banks and broker/dealers in the U.S. pushed spreads wider across the credit spectrum during the third calendar quarter. Finally, in September, these pressures reached a tipping point, as swap spreads(4) closed the month at all-time wide levels, and the LIBOR-OIS(5) spread indicated a complete unwillingness of the international banking community to lend to one another. The JPMorgan Investment Grade Corporate Bond Index(6) had its worst month ever, with a -7.65% return, buffeted by its nearly 30% weighting in the bank and finance sector. High yield debt spreads, or the difference in yields between high yield corporate bonds and U.S. Treasury securities, widened 208 basis points, or 2.08%, to 1001 basis points, or 100.1%, equating to a -7.06% return in September. This decline was the worst monthly return by high yield corporate bonds in 18 years. At the end of the Reporting Period, managers were cautious about the knock-on effects of global credit contraction, but valuations appeared to be discounting everything but a complete Armageddon. Compelling opportunities in the leveraged loan and non-agency residential mortgage markets may be presented over the months ahead.

EVENT-DRIVEN. During the Reporting Period, event-driven managers were greatly affected by technical pressures from broad hedge fund deleveraging and intense market fear, which drove asset sales across the board. Managers expressing fundamental value were particularly hurt, as the market was overwhelmed with the macroeconomic environment. Certainly, increasing turbulence in the financial markets disrupted merger activity during the Reporting Period. Despite this fact, global merger and acquisition activity during the third calendar quarter saw almost the same number of mega-deals, i.e. those deals greater than $10 billion in value, as seen during the second calendar quarter. Notably, average deal premiums were up

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

24% and 41%, respectively, compared to the third and second quarters of 2007. However, private equity deals did diminish considerably during the Reporting Period. With all that said, given the $300 billion of reported uninvested capital at private equity firms at the end of September 2008, views of a resurgence of such deals over the mid to long term are not unreasonable. Nonetheless, a slowing global economy, credit impairment, unknown changes in accounting rules and the investment banking business model, and increased regulation will almost certainly affect merger and acquisition activity levels going forward. Also worth noting is that while default rates remained low by historical standards during the Reporting Period, faltering global economic growth and limited access to traditional financing may mean a significantly higher default rate going forward. In turn, a higher default rate trend should lead to a substantial number of opportunities for distressed debt managers.

Sincerely,

RAMIUS FUND OF FUNDS GROUP, LLC

(1) THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

(2) THE DOW JONES INDUSTRIAL AVERAGE IS THE MOST WIDELY USED INDICATOR OF THE OVERALL CONDITION OF THE STOCK MARKET, A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS. THE 30 STOCKS ARE CHOSEN BY THE EDITORS OF THE WALL STREET JOURNAL (WHICH IS PUBLISHED BY DOW JONES & COMPANY), A PRACTICE THAT DATES BACK TO THE BEGINNING OF THE CENTURY.

(3) THE CHICAGO BOARD OPTIONS EXCHANGE (CBOE) VOLATILITY INDEX(R) (VIX(R)) IS A KEY MEASURE OF MARKET EXPECTATIONS OF NEAR-TERM VOLATILITY CONVEYED BY S&P 500 STOCK INDEX OPTION PRICES. SINCE ITS INTRODUCTION IN 1993, VIX HAS BEEN CONSIDERED BY MANY TO BE THE WORLD'S PREMIER BAROMETER OF INVESTOR SENTIMENT AND MARKET VOLATILITY.

(4) SWAP SPREADS ARE THE DIFFERENCE BETWEEN THE SWAP RATE ON A CONTRACT AND THE YIELD ON A GOVERNMENT BOND OF THE SAME MATURITY. IT IS USED TO REPRESENT THE RISK ASSOCIATED WITH THE INVESTMENT, SINCE CHANGES IN INTEREST RATES WILL ULTIMATELY AFFECT RETURN. SWAP SPREADS ARE BASED ON LIBOR RATES, THE CREDITWORTHINESS OF THE SWAP'S PARTIES, AND OTHER ECONOMIC FACTORS THAT COULD INFLUENCE THE TERMS OF THE INVESTMENT'S INTEREST RATES.

(5) THE LIBOR-OIS SPREAD GIVES ANALYSTS A GLIMPSE INTO THE HEALTH OF THE GLOBAL CREDIT MARKETS. THE LIBOR-OIS SPREAD IS A COMPARISON BETWEEN THE LONDON INTERBANK OFFERED RATE (LIBOR) AND THE OVERNIGHT INDEX SWAP (OIS) RATE. TO CALCULATE THE LIBOR-OIS SPREAD, YOU SIMPLY SUBTRACT THE OVERNIGHT INDEX SWAP RATE FROM THE THREE-MONTH LIBOR RATE. WHEN THE LIBOR-OIS SPREAD IS INCREASING, IT TELLS US THAT BANKS BELIEVE THE OTHER BANKS THEY ARE LENDING TO HAVE A HIGHER RISK OF DEFAULTING ON THE LOANS SO THEY ARE CHARGING A HIGHER INTEREST RATE TO OFFSET THIS RISK. IT ALSO TELLS US THAT THE CREDIT MARKETS ARE NOT FUNCTIONING AS SMOOTHLY AS THEY COULD BE--WHICH IS SIGN OF POTENTIAL ECONOMIC CONTRACTION. WHEN THE LIBOR-OIS SPREAD IS DECREASING, IT TELLS US THAT BANKS BELIEVE THE OTHER BANKS THEY ARE LENDING TO HAVE A LOWER RISK OF DEFAULTING ON THE LOANS SO THEY ARE CHARGING A LOWER INTEREST RATE TO OFFSET THIS RISK. IT ALSO TELLS US THAT THE CREDIT MARKETS ARE FUNCTIONING SMOOTHLY--WHICH IS SIGN OF POTENTIAL ECONOMIC EXPANSION.

(6) THE JPMORGAN INVESTMENT GRADE-CORPORATE BOND INDEX IS FORMALLY KNOWN AS THE JPMORGAN US LIQUID INDEX, OR JULI, WHICH PROVIDES PERFORMANCE COMPARISONS AND VALUATION METRICS ACROSS A CAREFULLY DEFINED UNIVERSE OF INVESTMENT GRADE CORPORATE BONDS, TRACKING INDIVIDUAL ISSUERS, SECTORS AND SUB-SECTORS BY THEIR VARIOUS RATINGS AND MATURITIES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

                            INVESTMENT STRATEGY AS A
                        PERCENTAGE OF TOTAL INVESTMENTS


                                  (PIE CHART OMITTED)

Event-Driven             36%
Hedged Equity            23%
Multi-Strategy           20%
Fixed Income Arbitrage   11%
Credit Based             10%

                                                                                   % OF
                                                                                 MEMBERS'
INVESTMENT FUNDS*                                        COST         VALUE       CAPITAL
-----------------                                    -----------   -----------   --------
EVENT-DRIVEN
   Aspen Partners, L.P.                              $    60,338   $    43,390      0.09%
   Canyon Value Realization Fund, L.P.                 1,730,306     1,992,269      4.09
   Castlerigg Partners, L.P.**                         1,700,480     1,678,712      3.45
   Cerberus Partners, L.P.**                           1,145,070     2,579,003      5.30
   Cevian Capital II, L.P.                             1,750,000     1,327,220      2.73
   Ecofin Special Situations Utilities Fund, L.P.      1,200,000     1,329,881      2.73
   Farallon Capital Offshore Investors, Inc.**         1,420,765     2,098,789      4.31
   Icahn Partners, L.P.                                1,700,000     1,545,604      3.17
   Montrica Global Opportunities, L.P.                 2,000,000     1,786,957      3.67
   Sisu Capital                                        1,200,000       781,755      1.60
   Sopris Capital Partners, L.P.                       1,318,000     1,170,709      2.40
   Taconic Opportunity Fund, L.P.                      1,464,057     1,664,593      3.42
                                                     -----------   -----------    ------
      Total Event-Driven                              16,689,016    17,998,882     36.96

HEDGED EQUITY
   Ascend Partners Fund II, L.P.                       1,064,378     1,346,277      2.76
   Ecofin Global Utilities Hedge Fund Ltd.             1,000,000     1,033,053      2.12
   GCM Little Arbor Institutional Partners, L.P.       1,000,000       983,571      2.02
   Marshall WACE Market Neutral LLC                    1,500,000     1,332,498      2.74
   Perry Partners, L.P.                                1,117,501     1,766,602      3.63
   PFM Diversified Fund, L.P.                          1,500,000     1,374,643      2.82
   SAC Multi-Strategy Fund LP                          1,000,000       900,198      1.85
   SCP Domestic Fund, L.P.                             1,000,000     1,504,450      3.09
   Walker Smith Q.P.                                   1,500,000     1,653,411      3.40
                                                     -----------   -----------    ------
      Total Hedged Equity                             10,681,879    11,894,703     24.43

                                                                     (CONTINUED)

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                                   % OF
                                                                                 MEMBERS'
INVESTMENT FUNDS* (CONTINUED)                            COST         VALUE       CAPITAL
-----------------------------                        -----------   -----------   --------
MULTI-STRATEGY
   Amaranth Partners, L.L.C.                         $   156,400   $    95,141      0.19%
   Elliott Associates, L.P.**                          2,045,753     4,141,927      8.51
   HBK Fund, L.P.**                                    1,428,797     1,359,717      2.79
   Goldman Investment Partners                         2,500,000     2,116,218      4.35
   Millenium USA, LP                                   2,300,000     2,325,920      4.78
                                                     -----------   -----------    ------
     Total Multi-Strategy                              8,430,950    10,038,923     20.62

FIXED INCOME ARBITRAGE
   Brevan Howard, L.P.                                 1,338,421     2,224,592      4.57
   MKP Credit, L.P.                                    1,596,144     1,924,507      3.95
   Parsec Trading Corp.                                1,295,879     1,439,323      2.96
                                                     -----------   -----------    ------
     Total Fixed Income Arbitrage                      4,230,444     5,588,422     11.48

CREDIT BASED
   Blue Mountain Credit, L.P.                          1,192,038     1,702,419      3.50
   Brigade Leveraged Capital Structures Fund, L.P.     1,500,000     1,396,112      2.87
   GSO Liquidity Partners L.P.                           404,900       330,813      0.68
   GSO Special Situations, L.P.**                      1,352,212     1,799,686      3.69
                                                     -----------   -----------    ------
      Total Credit Based                               4,449,150     5,229,030     10.74
                                                     -----------   -----------    ------
      Total Investments                              $44,481,439   $50,749,960    104.23%
                                                     ===========   ===========    ======

*    All investments are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

As of September 30, 2008, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

COUNTRY                              COST         VALUE
-------                          -----------   -----------
British Virgin Islands - 4.31%   $ 1,602,704   $ 2,098,789
Cayman Islands - 6.40%             3,750,000     3,114,177
United States - 93.52%            39,128,735    45,536,994
                                 -----------   -----------
                                 $44,481,439   $50,749,960
                                 ===========   ===========

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $44,481,439. Net unrealized appreciation on investments for tax purposes was $6,268,521 consisting of $8,764,178 of gross unrealized appreciation and $2,495,657 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 104.23% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS
Investment Funds, at value (cost $44,481,439)                       $50,749,960
Investment in registered investment company (cost $9,318)*                9,318
Receivable from fund investments sold                                   775,000
Due from feeder funds                                                   259,190
Dividend income receivable                                                   22
Prepaid expenses                                                         69,093
                                                                    -----------
   Total assets                                                      51,862,583
                                                                    -----------
LIABILITIES
Due to feeder funds for tender offers                                 2,600,000
Management fee payable                                                  302,868
Administration fee payable                                               49,847
Loan payable                                                            160,000
Other accrued expenses                                                   60,170
                                                                    -----------
   Total liabilities                                                  3,172,885
                                                                    -----------
   Net assets                                                       $48,689,698
                                                                    ===========
MEMBERS' CAPITAL
Capital                                                             $35,494,253
Accumulated net investment loss                                      (2,539,782)
Accumulated net realized gain on investments                          9,466,706
Net unrealized appreciation on investments                            6,268,521
                                                                    -----------
   Members' capital                                                 $48,689,698
                                                                    ===========

*    See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME
Dividend income                                                     $    13,713
                                                                    -----------
OPERATING EXPENSES
Management fees                                                         353,939
Administration fees                                                      57,015
Directors' fees                                                          31,951
Chief Compliance Officer fees                                             3,932
Audit fees                                                               54,333
Legal fees                                                               24,584
Interest expense                                                          6,250
Printing fees                                                             5,237
Custodian fees                                                            2,851
Other expenses                                                           21,940
                                                                    -----------
   Operating expenses                                                   562,032
                                                                    -----------
   Net investment loss                                                 (548,319)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      1,612,273
Net change in unrealized appreciation on investments                 (5,163,453)
                                                                    -----------
   Net realized and unrealized loss on investments                   (3,551,180)
                                                                    -----------
Net decrease in members' capital from operating activities          $(4,099,499)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                                 $(1,166,147)
Net realized gain on investments                                      5,216,670
Net change in unrealized appreciation on investments                 (2,045,039)
                                                                    -----------
   Net increase in members' capital from operating activities         2,005,484
                                                                    -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      2,583,258
Cost of Interests repurchased                                        (5,568,100)
                                                                    -----------
   Net decrease in members' capital from capital transactions        (2,984,842)
                                                                    -----------
MEMBERS' CAPITAL
Balance at beginning of year                                         56,079,100
                                                                    -----------
Balance at end of year                                              $55,099,742
                                                                    ===========
FOR THE PERIOD ENDED SEPTEMBER 30, 2008 (unaudited)

FROM OPERATING ACTIVITIES
Net investment loss                                                 $  (548,319)
Net realized gain on investments                                      1,612,273
Net change in unrealized appreciation on investments                 (5,163,453)
                                                                    -----------
   Net decrease in members' capital from operating activities        (4,099,499)
                                                                    -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        289,455
Cost of Interests repurchased                                        (2,600,000)
                                                                    -----------
   Net decrease in members' capital from capital transactions        (2,310,545)
                                                                    -----------
MEMBERS' CAPITAL
Balance at beginning of period                                       55,099,742
                                                                    -----------
Balance at end of period                                            $48,689,698
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities          $(4,099,499)
Adjustments to reconcile net decrease in members' capital
from operating activities to net cash provided by operating
activities
   Net change in unrealized appreciation on investments               5,163,453
   Net realized gain on investments                                  (1,612,273)
   Purchases of investments                                          (5,134,900)
   Proceeds from sale of investments                                  4,170,539
   Net sales of short term investments                                  162,928
   Decrease in dividend income receivable                                   490
   Decrease in receivable from fund investments sold                  3,393,522
   Increase in due from feeder funds                                   (109,936)
   Increase in prepaid expenses                                         (10,778)
   Decrease in Chief Compliance Officer fees payable                       (843)
   Increase in administration fee payable                                27,255
   Increase in management fee payable                                   163,964
   Increase in other accrued expenses                                    36,623
                                                                    -----------
      Net cash provided by operating activities                       2,150,545
                                                                    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                        289,455
Cost of Interests repurchased                                        (2,600,000)
Net proceeds from line of credit                                        160,000
                                                                    -----------
      Net cash used in financing activities                          (2,150,545)
                                                                    -----------
      Net change in cash and cash equivalents                                --

CASH AND CASH EQUIVALENTS
Beginning of period                                                          --
                                                                    -----------
End of period                                                       $        --
                                                                    ===========

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                    $     6,250
                                                                     ==========

*    See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
FINANCIAL HIGHLIGHTS

                                      SIX-MONTH
                                     PERIOD ENDED      YEAR       PERIOD
                                    SEPTEMBER 30,     ENDED       ENDED
                                         2008       MARCH 31,   MARCH 31,
                                     (UNAUDITED)       2008       2007+
                                    -------------   ---------   ---------
Total return (1)                       (7.42)%         3.29%       4.42%
Net assets, end of period (000's)    $48,690        $55,100     $56,079

RATIOS TO AVERAGE NET ASSETS
   Net investment loss                 (1.95)%(3)     (1.93)%     (1.92)%(3)
   Net operating expenses (2)           2.00%(3)       2.00%       2.02%(3)
Portfolio turnover                      7.64%(4)      14.22%      35.12%(4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized.

(4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     PNC Absolute Return Master Fund LLC (formerly Mercantile Absolute Return Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from PNC Absolute Return Fund LLC (formerly Mercantile Absolute Return Fund LLC) on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Members approved the new investment management agreement.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius Fund of Funds Group, LLC (formerly, Ramius HVB Partners, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.   PORTFOLIO VALUATION
          The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

          The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds as of each month-end, ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

          Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

          In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Absolute Return Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

          minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has' the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at September 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $50,749,960   $50,749,960
                                     ---       ---     -----------   -----------

          The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in
  Beginning                     unrealized        Net      Net transfers       Ending
Balance as of     Realized     appreciation/   purchase/   in and/or out   Balance as of
   3/31/08      gain/(loss)   (depreciation)     sales       of Level 3       9/30/08
-------------   -----------   --------------   ---------   -------------   -------------
 $53,336,779     $1,612,273    $(5,163,453)     $964,361        $--         $50,749,960
 -----------     ----------    -----------      --------        ---         -----------

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS
          Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

          Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.   FUND EXPENSES
          The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expense it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

          The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the six-month period ended September 30, 2008, allocations/fees for these services ranged from 1.0% to 2.5% annually for management fees and ranged from 20% to 25% annually for the performance or incentive allocations.

     D.   INCOME TAXES
          The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

          On behalf of non-U.S. Members the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

          Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     E.   INVESTMENT IN REGISTERED INVESTMENT COMPANY
          The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2008, this investment consisted of 9,318 shares which amounted to 0.0% of net assets.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     F.   SEGREGATED INVESTMENTS
          Certain investments have been segregated to finance the repurchase of Interests from tender offers.

     G.   CAPITAL ACCOUNTS
          Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

     H.   USE OF ESTIMATES
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   MANAGEMENT FEE
          The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.   ADMINISTRATION AND OTHER FEES
          The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.   BOARD FEES
          Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the six-month period ended September 30, 2008 were $31,951.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, the aggregate purchases and sales of investments (excluding short-term securities) were $5,134,900 and $4,170,539, respectively.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

8.   TENDER OFFERS

     On February 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2008. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on July 31, 2008.

     On August 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive payment on or about 30 days after December 31, 2008.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the six-month period ended September 30, 2008 the Master Fund had average borrowings of $673,077 over a period of 78 days at an interest rate 6.00%. As of September 30, 2008, there were no borrowings outstanding.

PNC ABSOLUTE RETURN MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2008

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                      LIQUIDITY
----------------                                    -------------
  Amaranth Partners, L.L.C.                           Annually
  Ascend Partners Fund II, L.P.                       Quarterly
  Aspen Partners, L.P.                                Annually
  Blue Mountain Credit, L.P.                          Annually
  Brigade Leveraged Capital Structures Fund, L.P.     Quarterly
  Brevan Howard, L.P.                                 Annually
  Canyon Value Realization Fund, L.P.                 Annually
  Castlerigg Partners, L.P.                           Quarterly
  Cerberus Partners, L.P.                           Semi-Annually
  Cevian Capital II, L.P.                             Annually
  Ecofin Special Situations Utilities Fund, L.P.       Monthly
  Ecofin Global Utilities Hedge Fund Ltd.              Monthly
  Elliott Associates, L.P.                            Annually
  Farallon Capital Offshore Investors, Inc.           Quarterly
  GCM Little Arbor Institutional Partners, L.P.       Quarterly
  Goldman Investment Partners                         Quarterly
  GSO Liquidity Partners L.P.                          3-Year
  GSO Special Situations, L.P.                        Quarterly
  HBK Fund, L.P.                                      Quarterly
  Icahn Partners, L.P.                              Semi-Annually
  Marshall WACE Market Neutral LLC                     Monthly
  Millenium USA, LP                                   Quarterly
  MKP Credit, L.P.                                    Annually
  Montrica Global Opportunities, L.P.                 Quarterly
  Parsec Trading Corp.                                 Monthly
  Perry Partners, L.P.                                Annually
  PFM Diversified Fund, L.P.                          Quarterly
  SAC Multi-Strategy Fund LP                          Annually
  SCP Domestic Fund, L.P.                             Quarterly
  Sisu Capital                                      Semi-Annually
  Sopris Capital Partners, L.P.                       Annually
  Taconic Opportunity Fund, L.P.                      Annually
  Walker Smith Q.P.                                   Quarterly

PNC ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

At a meeting held on May 12, 2008, the Directors of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve the renewal of the Investment Management Agreement between the Master Fund and the Manager.

In reaching their decision to approve the renewal of the Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors are received a memorandum from independent legal counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreement. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement for the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Ramius Fund of Funds Group, formerly known as Ramius HVB Partners, LLC (the "Adviser"), to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the feeder funds that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds") for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Feeder Funds outperformed the annual returns of the HFRX Absolute Return Index for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund and its Feeder Funds as compared to the fees and expenses of the peer group of investment companies with a similar investment strategy and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors considered the Manager's profitability in providing services to the Master Fund,

PNC ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2007. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors also considered the costs and benefits related to the services provided by the Manager and its affiliates from their relationship with the Funds. The Directors recognized that it is difficult to make comparisons of profitability to other investment advisory and administrative agreements because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors also assessed areas in which the Funds benefit from economies of scale. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship was excessive and that the asset-based management fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Investment Management Agreement were reasonable and fair and that the approval of the renewal of the Investment Management Agreement was in the best interests of the Master Fund and its members.

At the same meeting held on May 12, 2008, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the renewal of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees

PNC ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ABSOLUTE RETURN MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008


PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR
PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER
Ramius Fund of Funds Group, LLC
599 Lexington Avenue, 19th Floor
New York, New York 10022

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           PNC Absolute Return Fund LLC


By (Signature and Title)*              /s/ Kevin A. McCreadie
                                       -------------------------
                                       Kevin A. McCreadie
                                       Chief Executive Officer
Date: November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Kevin A. McCreadie
                                       -------------------------
                                       Kevin A. McCreadie
                                       Chief Executive Officer
Date: November 28, 2008


By (Signature and Title)*              /s/ Jennifer E. Spratley
                                       -------------------------
                                       Jennifer E. Spratley
                                       Chief Financial Officer
Date: November 28, 2008
* Print the name and title of each signing officer under his or her signature.